Statements of cash flows	12 Months Ended
Dec. 31, 2019
Statement of Cash Flows [Abstract]
Statements of cash flows

6. STATEMENTS OF CASH FLOWS

(1) Details of cash and cash equivalents are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Cash	2,107,861	1,957,997
Foreign currencies	725,083	625,999
Demand deposits	3,512,216	3,684,044
Fixed deposits	402,734	124,526

Total	6,747,894	6,392,566

(2) Significant transactions of investing activities and financing activities not involving cash inflows and outflows are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2017	2018	2019
Changes in other comprehensive income related to valuation of financial assets at FVTOCI	—	2,505	(14,141)
Changes in other comprehensive income related to available-for-sale securities	(84,498)	—	—
Changes in other comprehensive income related to valuation of equity method investments	612	2,958	613
Changes in other comprehensive income related to valuation loss on cash flow hedge	777	(4,646)	(1,823)
Changes in equity related to assets held for sale	4,145	(4,145)	—
Changes in financial assets at FVTOCI as a result of debt-equity swap	—	14,378	96,527
Changes in investments in associates due to accounts transfer	(62,571)	(89,151)	651
Changes in investments in associates due to debt-equity swap	51,227	—	—
Classified to premises and equipment from investment properties	—	—	166,892
Changes in intangible assets related to account payables	—	—	29,705
Classified to assets held for distribution (sale) from premises and equipment	—	6,243	(95)
Increase in right-of-use assets and lease liabilities	—	—	692,103
Changes in unpaid dividends on hybrid equity securities	(10,658)	3,569	—
Comprehensive stock exchange	—	—	581,609

(3) Adjustments of liabilities from financing activities in current and prior year are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2018
	Beginning balance	Cash flow	Not involving cash inflows and outflows			Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Others
Borrowings	14,784,706	1,257,121	161,078	—	81	16,202,986
Debentures	27,869,651	612,331	267,339	(25,498)	12,039	28,735,862

Total	42,654,357	1,869,452	428,417	(25,498)	12,120	44,938,848

	For the year ended December 31, 2019
	Beginning balance	Cash flow	Not involving cash inflows and outflows				Ending balance
			Foreign Exchange	Variation of gains on valuation of hedged items	Business Combination (Note 44)	Others
Borrowings	16,202,986	3,081,757	(285,607)	—	—	(216)	18,998,920
Debentures	28,735,862	1,858,762	155,433	85,984	—	22,014	30,858,055
Lease liabilities(*)	377,030	(217,867)	(819)	—	5,552	255,149	419,045

Total	45,315,878	4,722,652	(130,993)	85,984	5,552	276,947	50,276,020

(*)	The amount of lease liability at the beginning of the current in applying IFRS 16 is reflected.